Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate	18.00%	24.10%
Other tax rate effects for reconciliation between accounting profit and tax expense (income)	24.90%
Aegon Ltd. [member]
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate	25.00%	25.00%
Average effective tax rate	14.00%	14.00%